CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES (Details) - USD ($) $ in Millions			12 Months Ended		21 Months Ended
	Dec. 17, 2020	Jun. 16, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ (191.0)	$ 0.0
Property, plant and equipment			6,775.2	6,684.8
Inventory write-down			1.6	6.2
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines And Goodwill			0.0	191.0
Cash acquired in Agua Rica Alumbrera integration transaction			0.0	222.5
MARA Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary	100.00%
Yamana | MARA Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary	56.25%				43.75%
Glencore | MARA Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary	25.00%
MARA Project | Yamana
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary	56.25%				43.75%
MARA Project | Glencore
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary	25.00%
Capitalized stripping costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			39.4	37.2
Accumulated depreciation
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			$ (6,425.2)	$ (5,996.7)		$ (5,821.7)
Canadian Malartic
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%